Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Total revenue		$ 654
Revenue from Contract with Customer, Product and Service [Extensible Enumeration]	Grant [Member]	Grant [Member]
Operating expenses
Research and development expenses	$ 53,130	$ 49,162
General and administrative	15,383	12,001
Total operating expenses	68,513	61,163
Operating loss	(68,513)	(60,509)
Other income and expense
Loss on fair value adjustment to convertible SAFE Note	(530)
Other income (expense), net	(13)	(2)
Interest expense	(205)	(91)
Interest income	2,867	1,325
Total other income and expense	2,119	1,232
Loss from operations before income taxes	(66,394)	(59,277)
Net loss and comprehensive loss	$ (66,394)	$ (59,277)
Net loss per common share, basic	$ (12.4)	$ (36.36)
Net loss per common share, diluted	$ (12.4)	$ (36.36)
Weighted average number of shares outstanding used in computation of net loss per common share, basic	5,354,368	1,630,348
Weighted average number of shares outstanding used in computation of net loss per common share, diluted	5,354,368	1,630,348